Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting Information [Line Items]
Total lease rental income	$ 205,152	$ 195,830	$ 607,102	$ 552,508
Asia
Segment Reporting Information [Line Items]
Total lease rental income	102,207	99,216	297,470	281,791
Europe
Segment Reporting Information [Line Items]
Total lease rental income	94,443	88,001	283,378	245,967
North / South America
Segment Reporting Information [Line Items]
Total lease rental income	8,481	8,237	25,756	23,612
All other international
Segment Reporting Information [Line Items]
Total lease rental income	21	376	498	1,138
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	1,618	1,596	4,756	6,098
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	710	598	1,915	2,746
Total Management Fees | Non Leasing From External Customers | Asia
Segment Reporting Information [Line Items]
Revenue		21		45
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	383	300	998	1,183
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	20	8	37	19
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	300	245	854	1,451
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ 7	$ 24	$ 26	$ 48